Related Party Transactions - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Jul. 15, 2016 USD ($)	Aug. 13, 2015 USD ($)	Jan. 01, 2015 GBP (£)	Dec. 31, 2019	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Oct. 01, 2018 USD ($) shares	Apr. 16, 2018 USD ($)
Related Party Transaction [Line Items]
Lease arrangement with Related Party					$ 84,000,000	$ 80,000,000	$ 62,000,000
Remaining lease term				9 years
Lease option to extend				Some of which include options to extend the leases for up to 10 years
Val Blavatnik
Related Party Transaction [Line Items]
Advance royalties					$ 162,500
Max Lousada
Related Party Transaction [Line Items]
Due from related parties									$ 227,000
Loan repayment date					Apr. 30, 2019
Building
Related Party Transaction [Line Items]
Lease arrangement with Related Party					$ 12,000,000
Remaining lease term					11 years
Lease option to extend					Company may exercise a single option to extend the term of the lease for 10 years thereafter
Lease existence of option to extend					true
Access Industries
Related Party Transaction [Line Items]
Management fees and reimbursed expenses					$ 11,000,000	$ 16,000,000	$ 9,000,000
Warner Music Inc
Related Party Transaction [Line Items]
IT support fee		$ 1,000
Warner Music Inc | License fee
Related Party Transaction [Line Items]
Proceeds from license fees	$ 16,967.21
License fee		$ 2,775
Warner And Chappell Music Limited And WMG Acquisition Limited
Related Party Transaction [Line Items]
Lease arrangement with Related Party | £			£ 3,460,250
Extended lease term			5 years
Extended lease term beginning date			Dec. 24, 2020
Extended lease term ending date			Dec. 24, 2025
Deezer | Streaming Service License
Related Party Transaction [Line Items]
Related party revenue					49,000,000
Deezer | PEDL and Latin America Licenses
Related Party Transaction [Line Items]
Related party revenue					$ 1,000,000
WMG China
Related Party Transaction [Line Items]
Ownership percentage								20.00%
WMG China | AI New Holdings 5 LLC
Related Party Transaction [Line Items]
Percentage of interest in subsidiary								80.00%
WMG China | Tencent Music Entertainment Group
Related Party Transaction [Line Items]
Purchase of ordinary shares (in shares) | shares								37,162,288
Purchase of ordinary shares, value								$ 100,000,000